Summary of Significant Accounting Policies - Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share (Details) - shares	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Total	983,785	794,177	868,609	15,212,917
Common Stock Purchase Warrants [Member]
Total	200,007	200,007	200,007	7
Series D Convertible Preferred Stock Shares [Member]
Total	456,000
Stock Options [Member]
Total	16,667	16,667	16,667	16,667
Convertible Notes Variable Settlement Feature [Member]
Total	311,111	577,503	190,096	196,243